Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.5%

Security	Principal Amount (000's omitted)*		Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)(2)		480	$ 54,201
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)		911	830,708
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,514	1,932,155
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,825,651
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,486,641
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,450,541
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		7,085	6,770,636
Series 2022-A, Class B, 9.52%, 12/15/26(1)		3,432	3,405,800
Series 2022-A, Class C, 0.00%, 12/15/26(1)		2,600	1,881,160
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,050	911,666
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	589,328
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		1,194	1,113,592
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)		1,913	1,808,568
Series 2019-1A, Class C, 5.219%, 7/26/49(1)		3,110	2,907,987
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)		3,360	2,704,074
Series 2022-GT2, Class B, 10.07%, 7/25/27(1)		2,000	1,838,251
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,356	1,196,291
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		1,774	1,524,125
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,135	1,023,876
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		359	231,199
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		231	119,135
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		108	94,815
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	3,499,740
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,605	2,095,488
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		491	429,280
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		3,826	3,385,876
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)		1,175	997,383
Security	Principal Amount (000's omitted)*	Value
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)	5,900	$ 4,963,050
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,014	3,383,277
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	2,274	2,137,323
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,498	2,059,100
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	642	516,549
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,372	1,033,620
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,762	4,238,642
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	378	365,200
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,919	2,601,950
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,659	2,596,014
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	674,541
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	990	794,796
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,927	3,638,738
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	900	721,124
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	423	374,820
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	928	864,668
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	360	342,966
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,096,255
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	667	461,898
Series 2020-A, Class C, 6.657%, 3/15/45(1)	338	227,696
Total Asset-Backed Securities (identified cost $94,235,972)		$83,200,394

Collateralized Mortgage Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1C, 6.878%, (30-day average SOFR + 2.95%), 3/25/31(1)(4)	$1,130	$ 1,082,691
Series 2021-3A, Class M1B, 5.328%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	4,195	3,980,248
Eagle Re, Ltd., Series 2021-2, Class M1C, 7.378%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	2,810	2,704,121

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 12.539%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	$500	$ 509,405
Series 2019-HQA4, Class B1, 7.339%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	904	885,576
Series 2020-DNA6, Class B1, 6.928%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	900	849,151
Series 2020-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	1,748	1,724,758
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.739%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	1,295	1,303,351
Series 2019-R02, Class 1B1, 8.539%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	530	541,287
Series 2019-R02, Class 1M2, 6.689%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	73	73,080
Series 2019-R03, Class 1B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	1,050	1,071,744
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	2,062	2,032,657
Series 2019-R07, Class 1B1, 7.789%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	4,664	4,551,625
Series 2020-R02, Class 2B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,497	1,353,242
Series 2021-R01, Class 1B2, 9.928%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	4,457	4,085,320
Series 2021-R02, Class 2B1, 7.228%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	543	501,726
Home Re, Ltd.:
Series 2021-1, Class M1C, 6.689%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(4)	1,030	980,947
Series 2021-1, Class M2, 7.239%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	4,340	3,977,368
Total Collateralized Mortgage Obligations (identified cost $33,811,189)		$32,208,297

Commercial Mortgage-Backed Securities — 6.5%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$11,165	$ 8,394,741
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	4,545	3,131,255
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 7.943%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(4)	3,000	2,887,936
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	5,509	5,168,601
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 8.28%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	1,333	1,171,781
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.639%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	$2,525	$ 2,378,387
Series 2020-01, Class M10, 8.139%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	3,185	2,953,753
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	494,250
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	1,120	111,304
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 6.668%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(5)	6,576	6,173,147
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(5)	3,045	2,822,548
VMC Finance, LLC, Series 2021-HT1, Class B, 8.839%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	7,908	7,417,650
Total Commercial Mortgage-Backed Securities (identified cost $51,110,905)		$43,105,353

Corporate Bonds — 65.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 1.1%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$3,306	$ 3,266,099
6.33%, 7/15/29	1,755	1,708,974
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	2,596	2,228,108
		$ 7,203,181
Communications — 5.2%
AT&T, Inc.:
3.10%, 2/1/43	$1,650	$ 1,146,405
3.55%, 9/15/55	13,079	8,785,692
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,960	5,809,906
Comcast Corp.:
2.887%, 11/1/51	3,396	2,196,391
2.937%, 11/1/56	1,399	871,562
Discovery Communications, LLC, 5.20%, 9/20/47	1,870	1,396,074
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,435	1,754,905
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,710	1,511,330
Nokia Oyj:
4.375%, 6/12/27	1,750	1,655,132
6.625%, 5/15/39	2,700	2,567,528
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	1,060,274
SES S.A., 5.30%, 4/4/43(1)	820	628,366

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Communications (continued)
T-Mobile USA, Inc.:
2.25%, 11/15/31	$516	$ 407,202
2.55%, 2/15/31	2,240	1,835,330
2.875%, 2/15/31	1,000	827,678
4.50%, 4/15/50	2,560	2,117,340
		$ 34,571,115
Consumer, Cyclical — 7.6%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	$335	$ 329,805
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	3,341	3,218,724
5.75%, 4/20/29(1)	856	783,891
Aptiv PLC, 3.10%, 12/1/51	4,884	2,905,246
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	1,673	1,572,809
6.875%, 11/1/35	1,690	1,505,283
7.60%, 7/15/37	802	679,001
Brunswick Corp., 5.10%, 4/1/52	5,210	3,763,742
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,011	4,036,911
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	2,475	2,330,236
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	5,844	3,789,227
Ferguson Finance PLC, 4.65%, 4/20/32(1)	2,075	1,894,178
Ford Motor Co.:
3.25%, 2/12/32	2,879	2,164,207
4.75%, 1/15/43	2,483	1,787,879
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,779	1,827,389
General Motors Co.:
5.15%, 4/1/38	3,000	2,598,902
5.60%, 10/15/32	1,416	1,319,492
General Motors Financial Co., Inc., 2.70%, 6/10/31	726	557,923
Hyatt Hotels Corp., 1.80%, 10/1/24	3,824	3,585,637
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,205	992,384
4.375%, 1/15/31(1)(6)	2,721	2,218,650
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	1,500	906,750
5.875%, 4/1/29(1)(6)	2,231	1,978,613
WarnerMedia Holdings, Inc., 5.141%, 3/15/52(1)	4,937	3,608,094
		$50,354,973
Consumer, Non-cyclical — 3.7%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$732	$668,689
4.25%, 11/1/29(1)	4,166	3,743,126
Block Financial, LLC, 3.875%, 8/15/30	3,362	2,949,284
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.:
3.375%, 2/15/30	$1,171	$ 992,569
4.25%, 12/15/27	1,068	1,003,993
4.625%, 12/15/29	1,226	1,123,127
CVS Pass-Through Trust, 6.036%, 12/10/28	1,629	1,605,153
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,074,139
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	2,038	1,895,819
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(6)	3,003	2,631,915
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(6)	1,768	1,444,836
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	2,916	2,488,448
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,598,280
3.00%, 10/15/30(1)	238	181,713
5.20%, 4/1/29(1)	1,625	1,487,880
		$24,888,971
Energy — 1.0%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$939	$913,420
NuStar Logistics, L.P.:
5.625%, 4/28/27	1,077	1,008,909
6.375%, 10/1/30	1,510	1,398,924
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,354	1,180,381
5.00%, 1/31/28(1)	2,524	2,275,916
		$6,777,550
Financial — 39.3%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(6)(8)	$504	$459,603
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/23	1,500	1,443,757
1.65%, 10/29/24	517	477,229
1.75%, 10/29/24	1,445	1,329,724
4.625%, 10/15/27	3,236	3,010,742
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	3,319,077
Air Lease Corp.:
2.875%, 1/15/26	2,221	2,057,431
2.875%, 1/15/32	1,761	1,403,462
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	2,600	2,342,626
Ally Financial, Inc., 8.00%, 11/1/31	3,150	3,260,463
American Assets Trust, L.P., 3.375%, 2/1/31	4,214	3,352,032
American National Group, Inc., 6.144%, 6/13/32(1)	2,600	2,466,668
Aon Corp., 2.80%, 5/15/30	1,313	1,122,790

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	$2,114	$ 1,913,043
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(8)(9)	495	464,492
8.375% to 10/14/30(1)(8)(9)	1,195	1,186,632
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	1,800	1,539,734
3.80%, 2/23/28	2,460	2,235,101
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(8)	1,900	1,796,520
3.846% to 3/8/32, 3/8/37(8)	10,397	8,636,064
4.376% to 4/27/27, 4/27/28(8)	2,462	2,358,271
Series Z, 6.50% to 10/23/24(8)(9)	2,430	2,402,861
BankUnited, Inc., 5.125%, 6/11/30	1,947	1,808,144
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(8)	3,947	3,549,267
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(8)	4,770	4,156,855
3.50%, 3/1/23(1)	1,295	1,291,900
4.625% to 2/25/31(1)(8)(9)	967	749,522
7.75% to 8/16/29(1)(8)(9)	1,714	1,696,860
9.25% to 11/17/27(1)(8)(9)	1,314	1,373,193
Boston Properties, L.P., 6.75%, 12/1/27	1,621	1,674,279
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)(8)	1,261	945,440
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	3,109	2,761,781
Broadstone Net Lease, LLC, 2.60%, 9/15/31	2,073	1,558,624
Brookfield Finance, Inc., 4.70%, 9/20/47	3,500	2,828,526
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	6,345	5,437,054
3.75%, 7/28/26	4,263	4,019,154
Charles Schwab Corp. (The):
4.00% to 6/1/26(8)(9)	1,726	1,499,463
Series G, 5.375% to 6/1/25(6)(8)(9)	1,524	1,498,092
CI Financial Corp.:
3.20%, 12/17/30	4,088	3,109,547
4.10%, 6/15/51	3,326	1,970,910
Citigroup, Inc.:
1.678% to 5/15/23, 5/15/24(8)	1,100	1,084,578
3.785% to 3/17/32, 3/17/33(8)	3,650	3,131,615
4.00% to 12/10/25(8)(9)	2,510	2,192,786
4.075% to 4/23/28, 4/23/29(8)	925	852,812
6.27% to 11/17/32, 11/17/33(8)	6,324	6,544,122
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,720	1,224,876
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(8)	1,632	1,428,996
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(8)	3,504	3,089,390
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	1,785	1,713,612
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Enact Holdings, Inc., 6.50%, 8/15/25(1)	$5,016	$ 4,931,129
EPR Properties:
3.75%, 8/15/29	6,012	4,718,090
4.95%, 4/15/28	565	482,944
Extra Space Storage, L.P., 2.55%, 6/1/31(6)	2,585	2,028,595
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	5,521	4,062,679
Goldman Sachs Group, Inc. (The):
2.383% to 7/21/31, 7/21/32(8)	4,000	3,113,293
4.125% to 11/10/26(8)(9)	1,393	1,161,279
4.482% to 8/23/27, 8/23/28(8)	3,500	3,360,223
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,750	2,393,023
3.75%, 9/15/30(1)	4,715	3,473,143
6.00%, 4/15/25(1)	193	187,210
HSBC Holdings PLC:
4.755% to 6/9/27, 6/9/28(8)	2,488	2,355,523
7.39% to 11/3/27, 11/3/28(8)	6,450	6,790,095
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(8)	3,277	3,333,807
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,752	3,916,575
5.00%, 7/15/28(1)	1,498	1,348,126
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(8)	2,339	2,130,162
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(8)	1,530	1,286,303
4.203% to 7/23/28, 7/23/29(8)	2,600	2,427,601
4.851% to 7/25/27, 7/25/28(8)	3,400	3,319,846
Series S, 6.75% to 2/1/24(8)(9)	4,327	4,313,002
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	1,690,293
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	882	561,941
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	4,066	3,317,693
Lincoln National Corp., 9.25% to 12/1/27(8)(9)	1,478	1,574,070
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	1,776	1,439,777
Nationwide Building Society, 4.00%, 9/14/26(1)	1,719	1,565,522
Newmark Group, Inc., 6.125%, 11/15/23	3,997	3,965,592
OneMain Finance Corp., 3.50%, 1/15/27	4,218	3,497,650
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,959	1,530,721
Radian Group, Inc., 4.875%, 3/15/27	7,870	7,224,379
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	466	400,230
3.875%, 3/1/31(1)	3,288	2,517,459
Sabra Health Care, L.P., 3.20%, 12/1/31	3,862	2,882,411
Santander UK Group Holdings PLC:
1.532% to 8/21/25, 8/21/26(8)	4,317	3,806,756
6.833% to 11/21/25, 11/21/26(8)	2,088	2,117,263
SITE Centers Corp., 3.625%, 2/1/25	3,000	2,833,854

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Societe Generale S.A.:
1.488% to 12/14/25, 12/14/26(1)(8)	$3,400	$ 2,958,612
5.375% to 11/18/30(1)(8)(9)	1,032	838,641
6.221% to 6/15/32, 6/15/33(1)(8)	1,815	1,702,476
9.375% to 11/22/27(1)(8)(9)	2,658	2,734,320
Standard Chartered PLC, 4.75% to 1/14/31(1)(8)(9)	651	498,901
Stifel Financial Corp., 4.00%, 5/15/30	3,254	2,829,490
Sun Communities Operating, L.P.:
2.70%, 7/15/31	2,591	2,051,394
4.20%, 4/15/32	1,652	1,459,498
Swedbank AB, 5.337%, 9/20/27(1)	1,957	1,944,173
Synchrony Bank, 5.625%, 8/23/27	3,893	3,799,827
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	2,376	2,206,599
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	1,589	1,556,578
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,542	3,147,963
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)	6,955	7,250,588
Truist Financial Corp., 5.10% to 3/1/30(8)(9)	3,231	3,004,830
UBS Group AG:
4.375% to 2/10/31(1)(8)(9)	3,883	2,959,850
4.703% to 8/5/26, 8/5/27(1)(8)	918	888,439
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)	995	810,337
5.861% to 6/19/27, 6/19/32(1)(8)	2,100	1,846,448
Vornado Realty L.P., 3.40%, 6/1/31(6)	3,385	2,524,573
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	1,406	1,048,545
		$261,890,061
Industrial — 2.1%
Avnet, Inc., 3.00%, 5/15/31	$7,000	$5,449,865
Imola Merger Corp., 4.75%, 5/15/29(1)	3,349	2,912,386
Jabil, Inc., 3.00%, 1/15/31	5,320	4,416,377
Owens Corning, 3.95%, 8/15/29	1,411	1,285,442
		$14,064,070
Technology — 2.6%
Dell International, LLC/EMC Corp., 3.45%, 12/15/51(1)	$3,132	$1,928,774
DXC Technology Co.:
1.80%, 9/15/26	2,500	2,180,312
2.375%, 9/15/28	852	718,747
Kyndryl Holdings, Inc.:
2.05%, 10/15/26	2,012	1,643,979
2.70%, 10/15/28	5,217	3,923,470
Micron Technology, Inc., 2.703%, 4/15/32	2,160	1,620,374
Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Seagate HDD Cayman, 5.75%, 12/1/34(6)	$6,113	$ 5,193,941
		$ 17,209,597
Utilities — 3.3%
AES Corp. (The), 2.45%, 1/15/31	$4,947	$ 3,947,019
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)	1,129	909,247
4.75%, 3/15/28(1)(6)	773	714,635
Enel Finance International N.V., 5.00%, 6/15/32(1)	1,758	1,588,133
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,460	2,831,203
MidAmerican Energy Co., 3.15%, 4/15/50	1,650	1,175,709
New England Power Co., 5.936%, 11/25/52(1)	3,127	3,234,539
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	136	127,144
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	1,162	921,132
Northern States Power Co., 2.60%, 6/1/51	3,800	2,426,196
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,744	1,566,817
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	2,630,081
		$22,071,855
Total Corporate Bonds (identified cost $506,666,290)		$439,031,373

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$1,500	$ 1,418,610
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,418,610

Preferred Stocks — 1.8%

Security	Shares	Value
Capital Markets — 0.3%
Stifel Financial Corp., 4.50%	103,500	$ 1,671,525
		$ 1,671,525
Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 10.379%, (3 mo. USD LIBOR + 5.643%)(4)	169,688	$ 3,458,242
		$ 3,458,242

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.6%
Brookfield Property Partners, L.P.:
Series A, 5.75%	70,736	$ 957,058
Series A2, 6.375%	212,000	3,224,520
		$ 4,181,578
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.:
5.50%	97,800	$ 1,420,056
6.25%	87,200	1,392,584
		$2,812,640
Total Preferred Stocks (identified cost $18,184,457)		$12,123,985

Senior Floating-Rate Loans — 1.8%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,640	$ 1,559,339
UPC Financing Partnership, Term Loan, 7.243%, (1 mo. USD LIBOR + 2.93%), 1/31/29	600	588,437
		$ 2,147,776
IT Services — 0.1%
Asurion, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$872	$ 778,595
		$ 778,595
Software — 0.9%
Banff Merger Sub, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$2,626	$ 2,518,341
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24	850	839,336
Seattle Spinco, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 6/21/24	760	757,196
VS Buyer, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 2/28/27	2,105	2,054,554
		$6,169,427
Specialty Retail — 0.5%
Petsmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$3,176	$3,122,286
		$3,122,286
Total Senior Floating-Rate Loans (identified cost $12,607,825)		$12,218,084

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 2.984%, 6/1/33	$1,000	$ 826,310
		$ 826,310
Water and Sewer — 0.1%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 818,574
		$ 818,574
Total Taxable Municipal Obligations (identified cost $2,120,000)		$ 1,644,884

U.S. Government Agency Mortgage-Backed Securities — 5.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(13)	$4,265	$ 4,004,433
4.50%, 30-Year, TBA(13)	6,213	5,989,720
5.00%, 30-Year, TBA(13)	20,753	20,467,655
5.50%, 30-Year, TBA(13)	2,620	2,628,189
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $33,556,087)		$ 33,089,997

U.S. Treasury Obligations — 4.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.75%, 8/15/41	$13,617	$ 9,325,251
1.875%, 11/15/51	6,180	3,916,334
3.375%, 8/15/42	4,398	3,932,087
U.S. Treasury Notes:
1.00%, 12/15/24	2,557	2,393,592
1.625%, 8/15/29	3,762	3,265,445
2.125%, 11/30/23	4,844	4,731,056
Total U.S. Treasury Obligations (identified cost $29,824,323)		$ 27,563,765

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.2%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(14)	4,941,329	$ 4,941,329
Total Affiliated Fund (identified cost $4,941,329)		$ 4,941,329
Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(15)	16,091,863	$ 16,091,863
Total Securities Lending Collateral (identified cost $16,091,863)		$ 16,091,863
Total Short-Term Investments (identified cost $21,033,192)		$ 21,033,192
Total Investments — 106.1% (identified cost $804,650,240)		$706,637,934
Other Assets, Less Liabilities — (6.1)%		$(40,713,719)
Net Assets — 100.0%		$665,924,215

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $307,708,786 or 46.2% of the Fund's net assets.
(2)	Issuer is in default with respect to interest and/or principal payments.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $16,411,873 and the total market value of the collateral received by the Fund was $16,968,350, comprised of cash of $16,091,863 and U.S. government and/or agencies securities of $876,487.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $1,895,819 or 0.3% of the Fund's net assets.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $1,418,610, which represents 0.2% of the net assets of the Fund as of December 31, 2022.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	TBA (To Be Announced) securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(15)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	75,086	USD	77,793	State Street Bank and Trust Company	2/28/23	$2,882	$ —
USD	2,018,887	CAD	2,699,036	State Street Bank and Trust Company	2/28/23	24,698	—
						$27,580	$ —

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	189	Long	3/31/23	$38,759,766	$37,477
U.S. 10-Year Treasury Note	34	Long	3/22/23	3,818,094	(9,035)
U.S. Long Treasury Bond	277	Long	3/22/23	34,720,219	1,119
U.S. Ultra-Long Treasury Bond	174	Long	3/22/23	23,370,375	124,263
U.S. 5-Year Treasury Note	(197)	Short	3/31/23	(21,262,149)	(2,519)
U.S. Ultra 10-Year Treasury Note	(275)	Short	3/22/23	(32,527,344)	55,506
					$206,811
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated, was $15,355,634, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ 1,412,823	$ —	$ (1,426,000)	$1,101	$ 12,076	$ —	$ 2,644	$ —

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Series 2019-BPR, Class B, 6.668%, (1 mo. USD LIBOR + 2.35%), 5/15/36	$ 6,342,772	$ —	$ —	$ —	$(170,194)	$ 6,173,147	$ 98,215	$6,576,000
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36	2,894,266	—	—	—	(71,718)	2,822,548	52,344	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,393,140	—	—	—	25,470	1,418,610	5,625	1,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	23,995,266	66,368,463	(85,422,400)	—	—	4,941,329	88,347	4,941,329
Total				$ 1,101	$(204,366)	$15,355,634	$247,175

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$83,200,394	$ —	$83,200,394
Collateralized Mortgage Obligations	—	32,208,297	—	32,208,297
Commercial Mortgage-Backed Securities	—	43,105,353	—	43,105,353
Corporate Bonds	—	439,031,373	—	439,031,373
High Social Impact Investments	—	1,418,610	—	1,418,610
Preferred Stocks	12,123,985	—	—	12,123,985
Senior Floating-Rate Loans	—	12,218,084	—	12,218,084
Taxable Municipal Obligations	—	1,644,884	—	1,644,884
U.S. Government Agency Mortgage-Backed Securities	—	33,089,997	—	33,089,997
U.S. Treasury Obligations	—	27,563,765	—	27,563,765
Short-Term Investments:
Affiliated Fund	4,941,329	—	—	4,941,329
Securities Lending Collateral	16,091,863	—	—	16,091,863
Total Investments	$33,157,177	$673,480,757	$ —	$706,637,934
Forward Foreign Currency Exchange Contracts	$ —	$27,580	$ —	$27,580
Futures Contracts	218,365	—	—	218,365
Total	$33,375,542	$673,508,337	$ —	$706,883,879

Calvert
Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(11,554)	$ —	$ —	$(11,554)
Total	$(11,554)	$ —	$ —	$(11,554)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.